UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	October 22, 2004
Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	75

Form 13F Information Table Value Total:	$211,477,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 com              88579y101     4179    52251 SH       SOLE                    52251
AMBAC Financial                com              023139108     4013    50200 SH       SOLE                    50200
Abbott Laboratories            com              002824100      307     7250 SH       SOLE                     7250
Altria Group Inc               com              02209s103      492    10450 SH       SOLE                    10450
Amer Intl Group                com              026874107     5014    73747 SH       SOLE                    73747
American Capital Strategies Lt com              024937104      353    11250 SH       SOLE                    11250
American Express               com              025816109     5255   102115 SH       SOLE                   102115
Amgen Inc.                     com              031162100     4980    87669 SH       SOLE                    87669
Anheuser-Busch                 com              035229103      549    11000 SH       SOLE                    11000
Apache Corp                    com              037411105     5856   116864 SH       SOLE                   116864
BHP Billiton Ltd               com              088606108     4608   222050 SH       SOLE                   222050
Bank of America Corp           com              060505104     5184   119644 SH       SOLE                   119644
Bank of New York Inc           com              064057102      664    22775 SH       SOLE                    22775
Barr Pharmaceuticals           com              068306109     3560    85937 SH       SOLE                    85937
Boeing                         com              097023105      521    10100 SH       SOLE                    10100
ChevronTexaco Corp             com              166764100      203     3776 SH       SOLE                     3776
Chubb Corp                     com              171232101      211     3000 SH       SOLE                     3000
Cisco Systems Inc              com              17275R102     2826   156110 SH       SOLE                   156110
Citigroup Inc                  com              172967101     4457   101011 SH       SOLE                   101011
Coca Cola Co.                  com              191216100      483    12050 SH       SOLE                    12050
Comcast Corp Class A           com              20030n101     3847   136241 SH       SOLE                   136241
Costco Wholesale               com              22160k105      430    10350 SH       SOLE                    10350
Danaher Corp                   com              235851102     4543    88600 SH       SOLE                    88600
Dean Foods Inc                 com              242370104     2834    94400 SH       SOLE                    94400
Emerson Electric               com              291011104      297     4800 SH       SOLE                     4800
Equitable Resources            com              294549100     4682    86200 SH       SOLE                    86200
Exxon Mobil Corp               com              30231g102      561    11602 SH       SOLE                    11602
First Data Corp                com              319963104     3807    87515 SH       SOLE                    87515
Genentech Inc. New             com              368710406      210     4000 SH       SOLE                     4000
General Electric               com              369604103     4931   146830 SH       SOLE                   146830
Goldman Sachs                  com              38141g104     4280    45905 SH       SOLE                    45905
Guidant Corporation            com              401698105      291     4400 SH       SOLE                     4400
H & R Block Inc.               com              093671105     4065    82250 SH       SOLE                    82250
HCA Inc                        com              404119109     3316    86925 SH       SOLE                    86925
Harley-Davidson Inc            com              412822108     4607    77500 SH       SOLE                    77500
I. B. M.                       com              459200101     3447    40202 SH       SOLE                    40202
Intel Corp                     com              458140100     2717   135452 SH       SOLE                   135452
Johnson & Johnson              com              478160104      347     6152 SH       SOLE                     6152
Kohls Corporation              com              500255104     4001    83025 SH       SOLE                    83025
Loews Corp.                    com              540424108      205     3500 SH       SOLE                     3500
MSCI Emerging Markets iShares  com              464287234     3700    21450 SH       SOLE                    21450
Medtronic Inc.                 com              585055106      211     4068 SH       SOLE                     4068
Microsoft                      com              594918104     4844   175198 SH       SOLE                   175198
Nestle SA ADR                  com              641069406     2200    38426 SH       SOLE                    38426
Nike Inc Class B               com              654106103     5471    69429 SH       SOLE                    69429
Northrop Grumman               com              666807102     3221    60400 SH       SOLE                    60400
Novartis AG - ADR              com              66987v109     3895    83450 SH       SOLE                    83450
Paccar Inc.                    com              693718108      963    13937 SH       SOLE                    13937
PepsiCo Inc.                   com              713448108      417     8580 SH       SOLE                     8580
Pfizer Inc.                    com              717081103     4207   137484 SH       SOLE                   137484
Procter & Gamble               com              742718109     4665    86190 SH       SOLE                    86190
S&P 500 Depository Receipt     com              78462f103     1001     8960 SH       SOLE                     8960
S&P Mid-Cap 400 Depository Rec com              595635103     4545    41949 SH       SOLE                    41949
S&P Small-Cap 600 iShares Trus com              464287804     4396    30475 SH       SOLE                    30475
SLM Corporation                com              78442p106     4683   105000 SH       SOLE                   105000
Safeco Corp.                   com              786429100      664    14550 SH       SOLE                    14550
Starbucks Corporation          com              855244109     5618   123590 SH       SOLE                   123590
Sungard Data Systems           com              867363103     3286   138255 SH       SOLE                   138255
Symantec Corp                  com              871503108     4946    90132 SH       SOLE                    90132
Sysco Corp                     com              871829107     3764   125815 SH       SOLE                   125815
Telefonica SA - Spons ADR      com              879382208      393     8746 SH       SOLE                     8746
Teva Pharmaceutical            com              881624209     3422   131850 SH       SOLE                   131850
Texas Instruments              com              882508104     3506   164750 SH       SOLE                   164750
Tiffany & Company              com              886547108     3195   103925 SH       SOLE                   103925
Time Warner Inc.               com              887317105     2456   152162 SH       SOLE                   152162
Tribune Company                com              896047107      216     5257 SH       SOLE                     5257
United Parcel Service  Cl B    com              911312106     1835    24175 SH       SOLE                    24175
United Technologies            com              913017109     4509    48285 SH       SOLE                    48285
Varian Medical Systems         com              92220P105     2995    86650 SH       SOLE                    86650
Walgreen Co.                   com              931422109     3003    83800 SH       SOLE                    83800
Washington Mutual Inc          com              939322103      287     7350 SH       SOLE                     7350
Waters Corp                    com              941848103     2955    67000 SH       SOLE                    67000
Weatherford International Ltd  com              g95089101     4505    88289 SH       SOLE                    88289
Weyerhaeuser Co.               com              962166104      299     4500 SH       SOLE                     4500
Zimmer Holdings Inc            com              98956p102     4072    51522 SH       SOLE                    51522